================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-10427
                                   -------------


                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       50606 Ameriprise Financial Center, Minneapolis, Minnesota   55474
--------------------------------------------------------------------------------
              (Address of principal executive offices)           (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    ----------------

Date of fiscal year end:     10/31
                          -----------
Date of reporting period:    01/31
                          -----------

================================================================================

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (96.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (6.0%)
BIOTECHNOLOGY (0.4%)
CSL                                                      90,520            $2,833,742
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.4%)
Macquarie Group                                          27,516             1,602,890
Perpetual                                                17,700               938,224
                                                                      ---------------
Total                                                                       2,541,114
-------------------------------------------------------------------------------------


CHEMICALS (0.3%)
Incitec Pivot                                            16,289             1,784,022
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
Seek                                                    260,549             1,487,567
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Leighton Holdings                                        50,984             2,294,406
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Australian Stock Exchange                                30,000             1,300,835
Babcock & Brown                                          77,135             1,293,825
                                                                      ---------------
Total                                                                       2,594,660
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.4%)
WorleyParsons                                            70,839             2,517,529
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.5%)
Woolworths                                              125,480             3,270,254
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Cochlear                                                 30,724             1,937,353
-------------------------------------------------------------------------------------


METALS & MINING (2.4%)
BHP Billiton                                            205,135             6,878,118
Jubilee Mines                                            90,000             1,841,802
OneSteel                                                218,424             1,319,295
Rio Tinto                                                35,478             4,002,287
Sino Gold Mining                                        285,000(b)          1,999,637
                                                                      ---------------
Total                                                                      16,041,139
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Harvey Norman Holdings                                  245,167             1,242,813
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Billabong Intl                                          135,000             1,461,973
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
AUSTRIA (0.7%)
BUILDING PRODUCTS (0.2%)
Wienerberger                                             21,832             1,001,909
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Zumtobel                                                 56,300             1,681,196
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
voestalpine                                              33,670             2,076,132
-------------------------------------------------------------------------------------


BELGIUM (0.9%)
BEVERAGES (0.4%)
InBev                                                    31,070             2,563,938
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
KBC Groep                                                15,830             2,020,849
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Eurofins Scientific                                      10,000             1,051,420
-------------------------------------------------------------------------------------


BRAZIL (1.1%)
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Bolsa de Mercadorias e Futuros (BM&F)                    50,500               457,261
Bovespa Holding                                          60,200(b)            881,059
                                                                      ---------------
Total                                                                       1,338,320
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
Porto Seguro                                             36,000             1,144,989
-------------------------------------------------------------------------------------


IT SERVICES (0.1%)
Redecard                                                 31,300               454,527
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Suzano Papel e Celulose                                 196,000             2,991,344
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Natura Cosmeticos                                        70,000               677,677
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Localiza Rent A Car                                     100,000               914,009
-------------------------------------------------------------------------------------


CANADA (6.2%)
AEROSPACE & DEFENSE (0.2%)
Bombardier Series B                                     229,800(b)          1,132,527
-------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Agrium                                                   39,500             2,546,027
Potash Corp of Saskatchewan                              32,600             4,603,404
                                                                      ---------------
Total                                                                       7,149,431
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.7%)
Research In Motion                                       46,300(b)          4,335,900
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
CCL Inds Cl B                                            13,000               468,538
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.5%)
ShawCor                                                  82,800             2,837,491
Tesco                                                    20,500(b)            466,170
                                                                      ---------------
Total                                                                       3,303,661
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.3%)
Shoppers Drug Mart                                       39,900             1,950,508
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
Power Corp of Canada                                     41,300             1,463,839
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
CGI Group Cl A                                          173,518(b)          1,736,216
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
Barrick Gold                                             94,900             4,895,230
First Quantum Minerals                                   22,200             1,661,906
Ivanhoe Mines                                            39,000(b)            382,467
                                                                      ---------------
Total                                                                       6,939,603
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.7%)
EnCana                                                   77,700             5,120,434
Imperial Oil                                             50,200             2,467,017
Petrobank Energy & Resources                             19,200(b)            964,014
Petro-Canada                                             30,900             1,403,790
Uranium One                                             198,000(b)          1,375,986
                                                                      ---------------
Total                                                                      11,331,241
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.1%)
RONA                                                     61,000(b)            979,620
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CHILE (0.2%)
CHEMICALS
Sociedad Quimica y Minera de Chile ADR                    7,300            $1,293,706
-------------------------------------------------------------------------------------


CHINA (0.9%)
AIR FREIGHT & LOGISTICS (0.1%)
Sinotrans Series H                                    1,300,000               445,514
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.1%)
Sohu.com                                                 17,000(b)            791,010
-------------------------------------------------------------------------------------


IT SERVICES (0.1%)
TravelSky Technology Series H                           812,000               803,387
-------------------------------------------------------------------------------------


MARINE (0.4%)
China Shipping Development Series H                     966,000             2,492,167
-------------------------------------------------------------------------------------


MEDIA (--%)
VisionChina Media ADR                                    26,500(b)            181,525
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.2%)
Jiangsu Expressway Series H                           1,242,000             1,163,206
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.2%)
COMMERCIAL BANKS
Komercni Banka                                            6,000             1,307,916
-------------------------------------------------------------------------------------


DENMARK (1.1%)
CHEMICALS (0.1%)
Novozymes Series B                                       12,070               939,737
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Vestas Wind Systems                                      27,800(b)          2,700,235
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.6%)
Novo Nordisk Series B                                    60,000             3,785,577
-------------------------------------------------------------------------------------


FINLAND (2.2%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Jaakko Poyry Group                                       81,000             1,795,347
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.4%)
Nokia                                                   270,076             9,944,172
-------------------------------------------------------------------------------------


MACHINERY (0.3%)
Cargotec Series B                                        17,000               724,916
KCI Konecranes                                           35,880             1,098,630
                                                                      ---------------
Total                                                                       1,823,546
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Stockmann Series B                                       30,500             1,230,642
-------------------------------------------------------------------------------------


FRANCE (5.1%)
AIR FREIGHT & LOGISTICS (0.2%)
Norbert Dentressangle                                    17,000             1,434,350
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Michelin Series B                                        14,556             1,404,668
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Arkema                                                   20,879(b)          1,185,259
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
Sperian Protection                                       11,000             1,036,254
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
VINCI                                                    47,104             3,220,102
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Ciments Francais                                          4,000               607,110
Imerys                                                   12,600               977,612
                                                                      ---------------
Total                                                                       1,584,722
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Iliad                                                    22,000             1,984,442
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.9%)
ALSTOM                                                   13,220             2,669,436
Carbone Lorraine                                         24,000             1,271,405
Legrand                                                  31,000               948,382
Nexans                                                   13,773             1,521,925
                                                                      ---------------
Total                                                                       6,411,148
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Rubis                                                    16,500             1,428,576
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
Pierre & Vacances                                        11,000             1,150,627
-------------------------------------------------------------------------------------


INSURANCE (0.1%)
APRIL Group                                              16,000               975,775
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.1%)
Meetic                                                   20,000(b)            645,810
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Trigano                                                  30,000(d)          1,191,703
-------------------------------------------------------------------------------------


MEDIA (0.4%)
Hi-Media                                                 50,000               345,459
Vivendi                                                  49,557             1,996,793
                                                                      ---------------
Total                                                                       2,342,252
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.2%)
Neopost                                                  12,000             1,218,660
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Unibail-Rodamco                                           8,359             1,983,460
-------------------------------------------------------------------------------------


SOFTWARE (0.3%)
Ubisoft Entertainment                                    24,157(b)          2,195,427
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Bouygues                                                 32,835             2,531,386
-------------------------------------------------------------------------------------


GERMANY (8.4%)
AUTO COMPONENTS (0.2%)
ElringKlinger                                            14,200             1,457,691
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Daimler                                                  16,031             1,256,412
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
Deutsche Beteiligungs                                    17,500               507,938
MPC Muenchmeyer Petersen Capital                         16,200             1,040,528
                                                                      ---------------
Total                                                                       1,548,466
-------------------------------------------------------------------------------------


CHEMICALS (1.5%)
BASF                                                     38,185             4,992,303
Bayer                                                    58,525             4,829,633
                                                                      ---------------
Total                                                                       9,821,936
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
GFK                                                      17,600               645,350
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.2%)
Wincor Nixdorf                                           20,500             1,603,036
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.7%)
Deutsche Boerse                                          26,827             4,721,911
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.3%)
E.ON                                                     45,799             8,477,302
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Q-Cells                                                  13,431(b)          1,275,566
SGL Carbon                                               34,788(b)          1,758,635
                                                                      ---------------
Total                                                                       3,034,201
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care & Co                              33,099             1,705,796
Rhon-Klinikum                                            82,000             2,200,191
                                                                      ---------------
Total                                                                       3,905,987
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.2%)
Rational                                                  6,300             1,167,744
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
Siemens                                                  35,048(d)          4,536,814
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Takkt                                                    40,000               642,211
-------------------------------------------------------------------------------------


MACHINERY (0.8%)
GEA Group                                                55,095(b)          1,703,190
MAN                                                      19,174             2,378,442
Vossloh                                                  12,500             1,537,151
                                                                      ---------------
Total                                                                       5,618,783
-------------------------------------------------------------------------------------


MEDIA (0.2%)
CTS Eventim                                              35,000             1,437,101
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
Salzgitter                                               13,093             2,074,505
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
RWE                                                      13,596             1,677,987
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Adidas                                                   23,880             1,524,426
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
Hamburger Hafen und Logistik                             11,000(b)            812,561
-------------------------------------------------------------------------------------


GREECE (1.6%)
BEVERAGES (0.4%)
Coca-Cola Hellenic Bottling                              60,526             2,555,172
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.8%)
Alpha Bank                                               68,048             2,254,864
Natl Bank of Greece                                      47,341             2,893,283
                                                                      ---------------
Total                                                                       5,148,147
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Intralot-Integrated Lottery Systems &
 Services                                               152,000             2,564,213
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HONG KONG (3.1%)
COMMERCIAL BANKS (0.2%)
BOC Hong Kong Holdings                                  439,000            $1,097,670
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.3%)
Vtech Holdings                                          290,000             1,672,082
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.4%)
Lenovo Group                                          2,557,000             1,770,115
TPV Technology                                        1,165,000               745,098
                                                                      ---------------
Total                                                                       2,515,213
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Xinyu Hengdeli Holdings                               1,600,000               797,537
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.8%)
Hong Kong Exchanges and Clearing                        247,000             5,150,651
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
China Green Holdings                                  1,370,000             1,412,928
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
FU JI Food & Catering Services Holdings                 447,900               767,484
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Lifestyle Intl Holdings                                 550,000             1,454,907
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Henderson Land Development                              141,000             1,217,806
Kerry Properties                                        193,000             1,301,082
                                                                      ---------------
Total                                                                       2,518,888
-------------------------------------------------------------------------------------


SOFTWARE (--%)
Global Digital Creations Holdings                     1,900,000(b)            310,890
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
GOME Electrical Appliances Holdings                     472,000             1,076,029
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.2%)
Hong Kong Aircraft Engineering                           34,600               777,150
Hopewell Highway Infrastructure                         900,000               694,410
                                                                      ---------------
Total                                                                       1,471,560
-------------------------------------------------------------------------------------


ICELAND (--%)
BIOTECHNOLOGY
deCODE genetics                                          60,000(b)            206,400
-------------------------------------------------------------------------------------


INDIA (1.0%)
CHEMICALS (0.5%)
Asian Paints                                             36,000             1,146,296
United Phosphorus                                       190,000             1,695,185
                                                                      ---------------
Total                                                                       2,841,481
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Shree Cement                                              7,250               234,984
-------------------------------------------------------------------------------------


MACHINERY (--%)
Jain Irrigation Systems                                  20,000               320,544
-------------------------------------------------------------------------------------


METALS & MINING (--%)
JSW Steel                                                 1,685                41,950
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
Housing Development Finance                              40,000             2,914,793
-------------------------------------------------------------------------------------


INDONESIA (0.2%)
GAS UTILITIES
Perusahaan Gas Negara                                   700,000             1,040,583
-------------------------------------------------------------------------------------


IRELAND (0.8%)
BUILDING PRODUCTS (0.1%)
Kingspan Group                                           36,000               500,112
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
IAWS Group                                               90,000             1,847,793
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.3%)
United Drug                                             388,000             2,250,701
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Paddy Power                                              25,000               711,076
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
Grafton Group Unit                                        5,400(b)             42,616
-------------------------------------------------------------------------------------


ITALY (1.6%)
AUTO COMPONENTS (--%)
Cobra Automotive Technologies                            30,000(b)            227,279
-------------------------------------------------------------------------------------


AUTOMOBILES (0.6%)
Ducati Motor Holding                                    565,000(b)          1,017,366
Fiat                                                    114,419             2,686,812
                                                                      ---------------
Total                                                                       3,704,178
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
GranitiFiandre                                           62,000               657,629
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.3%)
Enel                                                    178,152             1,978,611
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Prysmian                                                 69,953(b)          1,405,037
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.1%)
Amplifon                                                146,000               749,317
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.1%)
SABAF                                                    15,000               384,254
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
Compagnie Industriali Riunite                           410,000             1,280,048
-------------------------------------------------------------------------------------


JAPAN (16.0%)
AIR FREIGHT & LOGISTICS (0.3%)
Kintetsu World Express                                   36,000             1,042,408
Yusen Air & Sea Service                                  64,000             1,065,639
                                                                      ---------------
Total                                                                       2,108,047
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.6%)
Aisin Seiki                                              41,200             1,650,266
FCC                                                      53,000               704,758
Takata                                                   18,000               473,938
Tokai Rika                                               44,200             1,346,148
                                                                      ---------------
Total                                                                       4,175,110
-------------------------------------------------------------------------------------


BEVERAGES (--%)
ITO EN                                                   10,000               215,312
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.0%)
Asahi Glass                                             194,000             2,440,472
Daikin Inds                                              58,600             2,653,099
Nippon Sheet Glass                                      332,683             1,535,804
                                                                      ---------------
Total                                                                       6,629,375
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.1%)
RISA Partners                                               440               816,972
-------------------------------------------------------------------------------------


CHEMICALS (0.4%)
Japan Pure Chemical                                          72               268,722
Kansai Paint                                            370,000             2,455,884
                                                                      ---------------
Total                                                                       2,724,606
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
Chiba Bank                                              144,000             1,073,621
Fukuoka Financial Group                                 170,000             1,041,065
Kansai Urban Banking                                    334,000             1,197,677
Suruga Bank                                              50,000               597,117
                                                                      ---------------
Total                                                                       3,909,480
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
AEON Delight                                             28,000               553,230
Fullcast                                                    650(d)            321,087
Matsuda Sangyo                                           29,892               780,077
Park24                                                  185,000(d)          1,551,939
                                                                      ---------------
Total                                                                       3,206,333
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (--%)
Wacom                                                       170               326,697
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Osaka Securities Exchange                                   240             1,313,543
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Cosel                                                    70,000               836,987
Ushio                                                    73,000             1,493,903
                                                                      ---------------
Total                                                                       2,330,890
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Hirose Electric                                           7,100               727,705
Hitachi                                                 455,000             3,408,812
Hoya                                                     34,000               924,269
Ibiden                                                   64,100             4,069,343
Keyence                                                   3,000               641,100
Nippon Electric Glass                                   113,000             1,688,083
TOPCON                                                   70,000               459,870
                                                                      ---------------
Total                                                                      11,919,182
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
Ain Pharmaciez                                           35,000               574,447
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
T. Hasegawa                                              48,500(d)            773,490
Unicharm PetCare                                         21,000             1,117,634
                                                                      ---------------
Total                                                                       1,891,124
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Nagaileben                                                1,300                23,008
Nakanishi                                                 6,400               686,282
Olympus                                                  68,000             2,293,717
Sysmex                                                   24,000             1,001,445
                                                                      ---------------
Total                                                                       4,004,452
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


HEALTH CARE PROVIDERS & SERVICES (0.1%)
AS ONE                                                   30,000              $655,661
Message                                                     100               186,028
                                                                      ---------------
Total                                                                         841,689
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.6%)
Casio Computer                                           82,000               866,522
Makita                                                   56,800             2,128,618
Matsushita Electric Industrial                          167,000             3,561,142
Sony                                                     82,600             3,901,913
                                                                      ---------------
Total                                                                      10,458,195
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Nomura Research Institute                                59,900             1,593,116
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Nikon                                                    74,000             2,057,485
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
Komatsu                                                 105,700             2,576,766
NGK Insulators                                           15,000               389,608
OSG                                                      75,000(d)            761,160
Union Tool                                               29,000             1,113,405
                                                                      ---------------
Total                                                                       4,840,939
-------------------------------------------------------------------------------------


MARINE (0.4%)
Mitsui OSK Lines                                        192,000             2,356,898
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Jupiter Telecommunications                                2,100(b)          1,763,273
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
Mitsubishi Materials                                    541,000             2,239,561
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.5%)
Canon                                                    28,100             1,191,189
Konica Minolta Holdings                                 141,000             2,260,507
                                                                      ---------------
Total                                                                       3,451,696
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.2%)
Taisho Pharmaceutical                                    52,000             1,078,138
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
AEON Mall                                                39,000             1,005,368
Kenedix                                                     720               848,840
Mitsubishi Estate                                       127,000             3,418,510
Urban                                                   130,900             1,219,260
                                                                      ---------------
Total                                                                       6,491,978
-------------------------------------------------------------------------------------


ROAD & RAIL (0.4%)
Central Japan Railway                                       294             2,723,350
-------------------------------------------------------------------------------------


SOFTWARE (0.9%)
Nintendo                                                  8,700             4,399,237
Trend Micro                                              45,000             1,625,246
                                                                      ---------------
Total                                                                       6,024,483
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.4%)
GEO                                                         580               900,635
POINT                                                    17,000               811,234
USS                                                      13,000               760,692
                                                                      ---------------
Total                                                                       2,472,561
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (--%)
Nisshinbo Inds                                           10,287               110,768
-------------------------------------------------------------------------------------


TOBACCO (0.4%)
Japan Tobacco                                               512             2,717,038
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
ITOCHU                                                  232,000             2,144,507
Marubeni                                                320,000             2,231,913
Mitsubishi                                               67,700             1,793,911
                                                                      ---------------
Total                                                                       6,170,331
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
Kamigumi                                                 55,000               402,637
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
KDDI                                                        369             2,521,383
-------------------------------------------------------------------------------------


LUXEMBOURG (1.2%)
MEDIA (0.5%)
SES FDR                                                 140,000             3,411,618
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
ArcelorMittal                                            74,079             4,852,144
-------------------------------------------------------------------------------------


MEXICO (0.4%)
CAPITAL MARKETS (--%)
Financiera Independencia                                150,000(b)            252,129
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.1%)
Urbi Desarrollos Urbanos                                310,000(b)          1,094,525
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Megacable Holdings                                      150,000(b)            436,377
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.2%)
Grupo Aeroportuario del Sureste ADR                      20,000             1,083,200
-------------------------------------------------------------------------------------


NETHERLANDS (3.9%)
CHEMICALS (0.2%)
Koninklijke DSM                                          26,072             1,100,535
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
Arcadis                                                   8,000               490,707
Imtech                                                   86,000             1,767,174
Royal Boskalis Westminster                               35,382             1,926,361
Wavin                                                    66,500               762,678
                                                                      ---------------
Total                                                                       4,946,920
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.1%)
Fugro                                                    97,388             6,674,704
SBM Offshore                                             20,400               591,829
                                                                      ---------------
Total                                                                       7,266,533
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.4%)
Unilever                                                 72,296             2,357,415
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.2%)
OPG Groep                                                38,300             1,005,621
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
Qiagen                                                   35,000(b)            708,002
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Aalberts Inds                                            89,242             1,561,062
-------------------------------------------------------------------------------------


SOFTWARE (0.2%)
Unit 4 Agresso                                           64,150             1,508,395
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ten Cate                                                 71,923             2,046,395
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.5%)
Smit Intl                                                25,000             2,086,780
Vopak                                                    22,000             1,119,396
                                                                      ---------------
Total                                                                       3,206,176
-------------------------------------------------------------------------------------


NEW ZEALAND (0.1%)
HOTELS, RESTAURANTS & LEISURE
Sky City Entertainment Group                            256,885               890,901
-------------------------------------------------------------------------------------


NORWAY (0.5%)
AUTO COMPONENTS (0.1%)
Kongsberg Automotive                                     99,350               565,829
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.2%)
DNB NOR                                                 113,500             1,483,712
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Tandberg                                                 72,100             1,256,933
-------------------------------------------------------------------------------------


RUSSIA (0.1%)
MEDIA
RBC Information Systems ADR                              20,250(b)            781,650
-------------------------------------------------------------------------------------


SINGAPORE (1.6%)
COMMERCIAL BANKS (0.2%)
DBS Group Holdings                                      102,000             1,272,748
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Singapore Exchange                                      400,000             2,779,763
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
Olam Intl                                               400,000               739,957
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Golden Agri-Resources                                   902,000             1,242,880
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
CapitaLand                                              418,000             1,770,334
City Developments                                        86,190               695,333
Keppel Land                                             213,000               944,073
                                                                      ---------------
Total                                                                       3,409,740
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
ComfortDelGro                                           850,000               950,308
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.9%)
MEDIA (0.2%)
Naspers Series N                                         64,000             1,196,845
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Impala Platinum Holdings                                 66,000             2,510,915
Randgold Resources ADR                                   29,500             1,407,445
                                                                      ---------------
Total                                                                       3,918,360
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.1%)
Mr Price Group                                          310,000               794,626
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SOUTH KOREA (1.0%)
BUILDING PRODUCTS (0.1%)
Sung Kwang Bend                                          41,000              $766,350
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.1%)
Mirae Asset Securities                                    4,600               583,941
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.3%)
MegaStudy                                                 6,830(b)          2,191,238
YBM Sisa.com                                             12,000               167,478
                                                                      ---------------
Total                                                                       2,358,716
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Woongjin Coway                                           50,700             1,713,353
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
JVM                                                       6,865               423,202
Taewoong                                                 11,400               973,526
                                                                      ---------------
Total                                                                       1,396,728
-------------------------------------------------------------------------------------


SPAIN (3.1%)
BIOTECHNOLOGY (0.3%)
Grifols                                                  79,337             1,938,137
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Bolsas y Mercados Espanoles                              32,090             1,977,474
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Telefonica                                              308,806             9,026,896
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.5%)
Red Electrica de Espana                                  17,800             1,028,336
Union Fenosa                                             36,570             2,444,985
                                                                      ---------------
Total                                                                       3,473,321
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Promotora de Informaciones                               40,000               635,341
Sogecable                                                27,000(b)          1,119,312
                                                                      ---------------
Total                                                                       1,754,653
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
Inditex                                                  43,740             2,197,270
-------------------------------------------------------------------------------------


SWEDEN (2.3%)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Securitas Systems Series B                              450,000             1,298,401
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Sweco Series B                                          139,000             1,197,369
-------------------------------------------------------------------------------------


MACHINERY (0.9%)
Alfa Laval                                               38,500             2,078,408
Hexagon Series B                                        182,210             3,221,398
                                                                      ---------------
Total                                                                       5,299,806
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
SSAB Svenskt Stal Series A                               62,100             1,646,228
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Oriflame Cosmetics SDR                                   38,250             2,099,887
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.5%)
Hennes & Mauritz Series B                                51,225             2,777,169
Nobia                                                   104,170               735,876
                                                                      ---------------
Total                                                                       3,513,045
-------------------------------------------------------------------------------------


SWITZERLAND (8.4%)
BIOTECHNOLOGY (0.3%)
Actelion                                                 34,444(b)          1,721,999
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Geberit                                                  10,700             1,490,265
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.4%)
Julius Baer Holding                                      39,445             2,770,789
-------------------------------------------------------------------------------------


CHEMICALS (0.4%)
Givaudan                                                  1,200             1,183,339
Sika                                                      1,000             1,561,024
                                                                      ---------------
Total                                                                       2,744,363
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
ABB                                                     200,349             5,011,015
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.8%)
Nestle                                                   26,380            11,810,198
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Nobel Biocare Holding                                     3,150               782,152
Sonova Holding                                           18,568             1,659,881
Synthes                                                  12,500             1,600,901
                                                                      ---------------
Total                                                                       4,042,934
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.1%)
Galenica                                                  2,661               908,070
-------------------------------------------------------------------------------------


INSURANCE (0.4%)
Zurich Financial Services                                 8,816             2,524,297
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Burckhardt Compression Holding                            5,400             1,537,377
-------------------------------------------------------------------------------------


MARINE (0.4%)
Kuehne & Nagel Intl                                      26,500             2,424,098
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Xstrata                                                  64,813             4,990,023
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.2%)
Addax Petroleum                                          35,600             1,433,003
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.5%)
Novartis                                                 93,407             4,732,309
Roche Holding                                            28,963             5,258,848
                                                                      ---------------
Total                                                                       9,991,157
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Swatch Group                                              8,418             2,272,752
-------------------------------------------------------------------------------------


TAIWAN (0.5%)
COMMUNICATIONS EQUIPMENT (0.1%)
GeoVision                                                60,000               368,505
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (--%)
Advantech                                               109,000               224,983
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Everlight Electronics                                   277,428               803,709
Wah Lee Industrial                                      331,801               563,851
                                                                      ---------------
Total                                                                       1,367,560
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
President Chain Store                                   245,000               697,981
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Formosa Intl Hotels                                      82,956               913,305
-------------------------------------------------------------------------------------


UNITED KINGDOM (13.7%)
AEROSPACE & DEFENSE (0.3%)
Chemring Group                                           49,341             2,125,133
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
Standard Chartered                                      110,509             3,705,649
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.7%)
Aggreko                                                 113,737             1,215,983
G4S                                                     173,271               753,701
Intertek Group                                           95,000             1,665,124
RPS Group                                               180,000               929,627
                                                                      ---------------
Total                                                                       4,564,435
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Keller Group                                             42,000               448,966
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Rotork                                                   50,000               817,088
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.7%)
Expro Intl Group                                         86,928             1,612,065
John D Wood & Co                                        135,164(b)          1,027,623
Petrofac                                                198,226             2,038,863
                                                                      ---------------
Total                                                                       4,678,551
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.2%)
Tesco                                                   617,627             5,162,956
Wm Morrison Supermarkets                                487,730             2,934,482
                                                                      ---------------
Total                                                                       8,097,438
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Unilever                                                 61,630             2,031,512
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew                                          121,000             1,645,206
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
Thomas Cook Group                                       209,296(b)          1,113,845
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.5%)
Reckitt Benckiser Group                                  59,381             3,110,297
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Intl Power                                              299,052             2,387,503
-------------------------------------------------------------------------------------


IT SERVICES (0.1%)
Detica Group                                            130,000               558,307
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Charter                                                 112,290(b)          1,564,399
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)


MEDIA (0.7%)
Informa                                                 120,000              $937,665
Taylor Nelson Sofres                                    300,000             1,062,092
United Business Media                                   113,081             1,244,074
Yell Group                                              254,679             1,698,382
                                                                      ---------------
Total                                                                       4,942,213
-------------------------------------------------------------------------------------


METALS & MINING (2.1%)
Anglo American                                          102,853             5,683,087
BHP Billiton                                            159,050             4,809,483
Rio Tinto                                                27,841             2,787,426
                                                                      ---------------
Total                                                                      13,279,996
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Centrica                                                449,169             2,981,701
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.9%)
BG Group                                                254,610             5,617,112
Tullow Oil                                               42,000               503,239
                                                                      ---------------
Total                                                                       6,120,351
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.5%)
AstraZeneca                                              47,153             1,980,226
GlaxoSmithKline                                         241,225             5,717,004
Shire                                                   129,090             2,313,148
                                                                      ---------------
Total                                                                      10,010,378
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Natl Express Group                                       51,265             1,208,160
Northgate                                               102,000             1,445,446
Stagecoach Group                                        292,502             1,410,625
                                                                      ---------------
Total                                                                       4,064,231
-------------------------------------------------------------------------------------


SOFTWARE (0.3%)
Autonomy                                                113,170(b)          2,068,215
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
GAME Group                                              391,229             1,558,912
-------------------------------------------------------------------------------------


TOBACCO (1.3%)
British American Tobacco                                136,583             4,892,638
Imperial Tobacco Group                                   75,290             3,682,723
                                                                      ---------------
Total                                                                       8,575,361
-------------------------------------------------------------------------------------


UNITED STATES (1.8%)
BEVERAGES (0.2%)
Central European Distribution                            21,000(b)          1,103,970
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
BioMarin Pharmaceutical                                  25,000(b)            926,500
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.8%)
iShares MSCI EAFE Index Fund                             69,558             5,028,348
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.7%)
Atwood Oceanics                                          31,000(b)          2,575,790
Dresser-Rand Group                                       25,400(b)            805,180
FMC Technologies                                         32,000(b)          1,541,120
                                                                      ---------------
Total                                                                       4,922,090
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $573,236,875)                                                     $641,652,687
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
GERMANY (0.4%)
AUTOMOTIVE
Porsche Automobil Holding                                 1,216(d)         $2,202,437
-------------------------------------------------------------------------------------


JAPAN (--%)
FOOD AND BEVERAGE
ITO EN                                                    9,600               144,339
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,618,639)                                                         $2,346,776
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.3%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     28,209,799(f)        $28,209,799
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $28,209,799)                                                       $28,209,799
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $603,065,313)(g)                                                  $672,209,262
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.5% of net assets. The Fund's cash equivalent position is 2.8% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $603,065,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $108,056,000
Unrealized depreciation                                                     (38,912,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $69,144,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE INTERNATIONAL EQUITY FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (8.5%)
AIR FREIGHT & LOGISTICS (0.1%)
Toll Holdings                                          16,200                $162,258
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
Qantas Airways                                         78,727                 334,156
-------------------------------------------------------------------------------------


BEVERAGES (0.2%)
Coca-Cola Amatil                                       33,508                 284,369
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.6%)
CSL                                                    33,577               1,051,133
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.9%)
Commonwealth Bank of Australia                         20,707                 932,491
Westpac Banking                                        27,625                 644,260
                                                                      ---------------
Total                                                                       1,576,751
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Leighton Holdings                                       6,264                 281,895
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Australian Stock Exchange                              11,455                 496,703
Babcock & Brown                                         5,072                  85,075
                                                                      ---------------
Total                                                                         581,778
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telstra                                               110,961                 436,542
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.2%)
WorleyParsons                                           8,455                 300,480
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.5%)
Woolworths                                             34,585                 901,353
-------------------------------------------------------------------------------------


INSURANCE (0.3%)
QBE Insurance Group                                    20,259                 514,161
-------------------------------------------------------------------------------------


METALS & MINING (3.0%)
BHP Billiton                                          113,770               3,814,677
BlueScope Steel                                        21,127                 195,827
Newcrest Mining                                         5,939                 188,003
OneSteel                                               39,163                 236,547
Rio Tinto                                               7,450                 840,437
Zinifex                                                37,507                 355,070
                                                                      ---------------
Total                                                                       5,630,561
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Harvey Norman Holdings                                 42,406                 214,967
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.3%)
Santos                                                 13,164                 144,402
Woodside Petroleum                                     10,788                 455,868
                                                                      ---------------
Total                                                                         600,270
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
CFS Retail Property Trust                             137,757                 263,849
DB RREEF Trust                                        277,061                 401,389
Macquarie Office Trust                                144,907                 149,444
Stockland                                              69,679                 459,772
Westfield Group                                        49,403                 830,440
                                                                      ---------------
Total                                                                       2,104,894
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.2%)
Macquarie Airports                                     53,263                 187,757
Macquarie Infrastructure Group                         91,730                 252,728
                                                                      ---------------
Total                                                                         440,485
-------------------------------------------------------------------------------------


AUSTRIA (0.5%)
METALS & MINING (0.2%)
voestalpine                                             5,296                 326,558
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.3%)
OMV                                                     8,136                 586,805
-------------------------------------------------------------------------------------


BELGIUM (1.7%)
BEVERAGES (0.1%)
InBev                                                   2,825                 233,123
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Umicore                                                   841                 192,114
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.8%)
Dexia                                                  26,035                 632,060
KBC Groep                                               5,174                 660,510
                                                                      ---------------
Total                                                                       1,292,570
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Fortis                                                 32,311                 722,649
Fortis Strip                                           14,360(b)                  214
                                                                      ---------------
Total                                                                         722,863
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Belgacom                                               11,439                 559,362
-------------------------------------------------------------------------------------


BERMUDA (0.1%)
OIL, GAS & CONSUMABLE FUELS
Frontline                                               5,500                 235,541
-------------------------------------------------------------------------------------


DENMARK (2.1%)
BEVERAGES (0.2%)
Carlsberg Series B                                      3,775                 398,214
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Novozymes Series B                                      1,175                  91,482
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
Danske Bank                                             6,600                 237,171
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
FLSmidth & Co                                           3,000                 268,062
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Vestas Wind Systems                                    11,000(b)            1,068,438
-------------------------------------------------------------------------------------


MARINE (0.3%)
AP Moller-Maersk Series B                                  59                 584,462
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Novo Nordisk Series B                                  17,400               1,097,818
-------------------------------------------------------------------------------------


FINLAND (4.5%)
AUTO COMPONENTS (0.1%)
Nokian Renkaat                                          4,215                 143,661
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.0%)
Nokia                                                 143,482               5,282,993
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.3%)
Fortum                                                 14,564                 590,382
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
Sampo Series A                                         12,370                 325,260
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Metso                                                   3,893                 183,128
Wartsila Series B                                       3,170                 203,893
                                                                      ---------------
Total                                                                         387,021
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Outokumpu                                               7,068                 224,108
Rautaruukki                                             4,148                 171,783
                                                                      ---------------
Total                                                                         395,891
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FINLAND (CONT.)


OIL, GAS & CONSUMABLE FUELS (0.1%)
Neste Oil                                               5,598                $179,742
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Stora Enso Series R                                    47,995                 667,261
UPM-Kymmene                                             6,230                 118,107
                                                                      ---------------
Total                                                                         785,368
-------------------------------------------------------------------------------------


FRANCE (7.6%)
AIRLINES (0.1%)
Air France-KLM                                          8,975                 250,367
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.3%)
Michelin Series B                                       3,725                 359,466
Valeo                                                   3,082                 113,877
                                                                      ---------------
Total                                                                         473,343
-------------------------------------------------------------------------------------


AUTOMOBILES (1.2%)
Peugeot                                                10,655                 788,702
Renault                                                12,521               1,429,007
                                                                      ---------------
Total                                                                       2,217,709
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.3%)
Compagnie de Saint-Gobain                               8,057                 630,437
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.9%)
BNP Paribas                                            28,308               2,807,803
Credit Agricole                                        48,885               1,504,252
Societe Generale                                        6,330                 795,073
                                                                      ---------------
Total                                                                       5,107,128
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
VINCI                                                   8,049                 550,242
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
France Telecom                                         34,703               1,223,819
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
ALSTOM                                                  4,050                 817,793
Schneider Electric                                      3,101                 358,676
                                                                      ---------------
Total                                                                       1,176,469
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
Casino Guichard Perrachon                               1,797                 198,783
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.3%)
Accor                                                   4,970                 381,176
Sodexho Alliance                                        3,234                 175,957
                                                                      ---------------
Total                                                                         557,133
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
CNP Assurances                                          2,471                 302,147
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
SUEZ                                                    7,329                 448,899
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Bouygues                                                6,550                 504,967
-------------------------------------------------------------------------------------


GERMANY (13.8%)
AUTOMOBILES (5.1%)
Daimler                                                59,253               4,643,887
Volkswagen                                             24,624               4,499,702
                                                                      ---------------
Total                                                                       9,143,589
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.4%)
Deutsche Bank                                           6,436                 727,644
-------------------------------------------------------------------------------------


CHEMICALS (2.4%)
BASF                                                   19,909               2,602,900
Bayer                                                  18,558               1,531,454
                                                                      ---------------
Total                                                                       4,134,354
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Hochtief                                                1,733                 174,334
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.6%)
Deutsche Boerse                                         5,866               1,032,495
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
Deutsche Telekom                                      195,153               4,003,013
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.7%)
E.ON                                                    6,479               1,199,249
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
SolarWorld                                              9,965                 445,528
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.2%)
Metro                                                   3,422                 281,258
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
TUI                                                    11,994(b)              260,629
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                                                11,836               1,532,119
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
MAN                                                     3,432                 425,723
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Salzgitter                                              2,813                 445,702
ThyssenKrupp                                            9,977                 489,382
                                                                      ---------------
Total                                                                         935,084
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
RWE                                                     3,306                 408,019
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.1%)
Merck                                                   1,985                 245,819
-------------------------------------------------------------------------------------


GREECE (0.3%)
BEVERAGES
Coca-Cola Hellenic Bottling                            14,915                 629,653
-------------------------------------------------------------------------------------


HONG KONG (3.0%)
DISTRIBUTORS (0.1%)
Li & Fung                                              28,000                 105,434
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong Exchanges and Clearing                       34,000                 708,997
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.6%)
CLP Holdings                                           72,000                 572,783
HongKong Electric Holdings                             97,000                 553,521
                                                                      ---------------
Total                                                                       1,126,304
-------------------------------------------------------------------------------------


MARINE (0.1%)
Orient Overseas Intl                                   20,500                 124,918
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
Cheung Kong Holdings                                   43,000                 697,237
Hang Lung Properties                                  181,000                 716,578
Kerry Properties                                       61,000                 411,223
Sun Hung Kai Properties                                31,000                 615,163
Swire Pacific Series A                                 38,000                 516,044
                                                                      ---------------
Total                                                                       2,956,245
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
Esprit Holdings                                        37,300                 485,778
-------------------------------------------------------------------------------------


IRELAND (0.6%)
COMMERCIAL BANKS (0.4%)
Allied Irish Banks                                     10,646                 237,117
Bank of Ireland                                        33,364                 489,085
                                                                      ---------------
Total                                                                         726,202
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.2%)
Elan                                                   11,335(b)              288,344
-------------------------------------------------------------------------------------


ITALY (4.1%)
COMMERCIAL BANKS (0.5%)
Banco Popolare Scarl                                   19,861(b)              400,238
Intesa Sanpaolo                                        16,886                 115,452
Unione di Banche Italiane                              16,677                 416,984
                                                                      ---------------
Total                                                                         932,674
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Telecom Italia                                        731,518               1,821,541
-------------------------------------------------------------------------------------


INSURANCE (0.1%)
Unipol Gruppo Finanziario                              38,628                 101,817
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.5%)
Eni                                                   137,983               4,461,032
-------------------------------------------------------------------------------------


JAPAN (10.6%)
AUTO COMPONENTS (0.3%)
Aisin Seiki                                             7,800                 312,429
Bridgestone                                            17,900                 303,977
                                                                      ---------------
Total                                                                         616,406
-------------------------------------------------------------------------------------


AUTOMOBILES (2.2%)
Honda Motor                                           103,400               3,197,363
Nissan Motor                                           66,000                 616,407
                                                                      ---------------
Total                                                                       3,813,770
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Daikin Inds                                             3,600                 162,989
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Mitsui Chemicals                                       43,000                 287,740
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.7%)
Chuo Mitsui Trust Holdings                             38,400                 267,649
Resona Holdings                                           272                 437,978
Shinsei Bank                                          119,000                 552,232
                                                                      ---------------
Total                                                                       1,257,859
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
Dai Nippon Printing                                    30,000                 438,927
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


COMPUTERS & PERIPHERALS (0.3%)
Mitsumi Electric                                        6,400                $179,837
NEC                                                    56,000                 229,598
Seiko Epson                                             7,300                 178,497
                                                                      ---------------
Total                                                                         587,932
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Toyo Seikan Kaisha                                     11,100                 202,735
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Alps Electric                                          14,500                 166,681
FUJIFILM Holdings                                      11,900                 462,006
Hitachi                                               234,000               1,753,103
                                                                      ---------------
Total                                                                       2,381,790
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Nikon                                                   7,000                 194,627
-------------------------------------------------------------------------------------


MACHINERY (0.8%)
Japan Steel Works                                      15,000                 223,119
Komatsu                                                33,400                 814,229
Mitsui Engineering & Shipbuilding                      32,000                 107,138
NGK Insulators                                         13,000                 337,660
                                                                      ---------------
Total                                                                       1,482,146
-------------------------------------------------------------------------------------


MARINE (0.6%)
Kawasaki Kisen Kaisha                                  27,000                 263,532
Mitsui OSK Lines                                       40,000                 491,021
Nippon Yusen Kabushiki Kaisha                          45,000                 368,509
                                                                      ---------------
Total                                                                       1,123,062
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
JFE Holdings                                           10,400                 485,134
Mitsubishi Materials                                   21,000                  86,933
Nippon Steel                                          111,000                 674,734
                                                                      ---------------
Total                                                                       1,246,801
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.3%)
Nippon Mining Holdings                                 31,000                 183,723
Nippon Oil                                             62,000                 420,567
                                                                      ---------------
Total                                                                         604,290
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Nippon Express                                         45,900                 246,588
-------------------------------------------------------------------------------------


SOFTWARE (1.7%)
Nintendo                                                5,700               2,882,258
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
Mitsubishi                                             29,200                 773,740
Mitsui & Co                                            30,000                 611,126
Sojitz                                                 56,000                 194,002
                                                                      ---------------
Total                                                                       1,578,868
-------------------------------------------------------------------------------------


LUXEMBOURG (2.4%)
METALS & MINING
ArcelorMittal                                          64,873               4,304,855
-------------------------------------------------------------------------------------


NETHERLANDS (7.5%)
DIVERSIFIED FINANCIAL SERVICES (1.2%)
ING Groep                                              68,522               2,232,429
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.1%)
Fugro                                                   2,393                 164,010
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
Unilever                                               33,709               1,099,177
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
Aegon                                                  95,918               1,432,874
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Reed Elsevier                                          12,127                 221,845
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.6%)
Royal Dutch Shell Series A                            152,730               5,475,436
Royal Dutch Shell Series B                             76,983               2,675,165
                                                                      ---------------
Total                                                                       8,150,601
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Corio                                                   2,272                 187,617
-------------------------------------------------------------------------------------


NEW ZEALAND (0.1%)
CONSTRUCTION MATERIALS
Fletcher Building                                      21,243                 169,900
-------------------------------------------------------------------------------------


NORWAY (1.8%)
CHEMICALS (0.3%)
Yara Intl                                              10,100                 491,205
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.4%)
DNB NOR                                                50,200                 656,232
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (--%)
Tandberg                                                2,300                  40,096
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
Orkla                                                  49,800                 659,395
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Norsk Hydro                                            35,900                 430,222
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.5%)
StatoilHydro                                           34,900                 919,102
-------------------------------------------------------------------------------------


PORTUGAL (0.1%)
COMMERCIAL BANKS (0.1%)
Banco Comercial Portugues Series R                     31,847                  99,589
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (--%)
Sonae                                                  39,898                  75,530
-------------------------------------------------------------------------------------


SINGAPORE (1.8%)
AIRLINES (0.2%)
Singapore Airlines                                     27,000                 297,444
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.2%)
Oversea-Chinese Banking                                79,000                 420,822
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Singapore Exchange                                     57,000                 396,116
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
SingTel                                               266,000                 692,934
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                                 79,000                 642,960
SembCorp Inds                                          92,000                 301,637
                                                                      ---------------
Total                                                                         944,597
-------------------------------------------------------------------------------------


MARINE (0.1%)
COSCO (Singapore)                                      26,000                  83,866
Neptune Orient Lines                                   43,000                  99,828
                                                                      ---------------
Total                                                                         183,694
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CapitaLand                                             53,000                 224,468
City Developments                                      20,000                 161,349
                                                                      ---------------
Total                                                                         385,817
-------------------------------------------------------------------------------------


SPAIN (3.6%)
AIRLINES (0.1%)
Iberia Lineas Aereas de Espana                         35,438                 121,082
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.8%)
Banco Santander                                        82,052               1,443,005
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Telefonica                                             87,967               2,571,417
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
Gas Natural SDG                                        10,166                 561,138
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.9%)
Repsol YPF                                             48,085               1,537,752
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
Inditex                                                 5,436                 273,076
-------------------------------------------------------------------------------------


SWEDEN (3.4%)
COMMERCIAL BANKS (0.5%)
Nordea Bank                                            38,000                 518,775
Svenska Handelsbanken Series A                         13,200                 372,382
                                                                      ---------------
Total                                                                         891,157
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Skanska Series B                                        6,000                 103,256
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
TELE2 Series B                                         11,200                 229,657
TeliaSonera                                            43,500                 386,637
                                                                      ---------------
Total                                                                         616,294
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.1%)
Electrolux Series B                                    16,100                 253,280
-------------------------------------------------------------------------------------


MACHINERY (1.3%)
Alfa Laval                                              2,525                 136,311
Sandvik                                                35,200                 510,307
Scania Series B                                        16,100                 334,079
SKF Group Series B                                     17,000                 306,563
Volvo Series A                                         23,900                 321,754
Volvo Series B                                         41,100                 556,405
                                                                      ---------------
Total                                                                       2,165,419
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
SSAB Svenskt Stal Series A                             10,500                 278,348
SSAB Svenskt Stal Series B                              8,100                 195,642
                                                                      ---------------
Total                                                                         473,990
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Svenska Cellulosa Series B                             49,120                 789,539
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SWEDEN (CONT.)


SPECIALTY RETAIL (0.4%)
Hennes & Mauritz Series B                              14,475                $784,764
-------------------------------------------------------------------------------------


SWITZERLAND (3.1%)
CHEMICALS (0.2%)
Ciba Specialty Chemicals                                4,037                 164,156
Syngenta                                                  775                 204,381
                                                                      ---------------
Total                                                                         368,537
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Swisscom                                                  849                 338,915
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.3%)
ABB                                                    99,288               2,483,335
-------------------------------------------------------------------------------------


INSURANCE (0.4%)
Zurich Financial Services                               2,387                 683,473
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
Xstrata                                                17,399               1,339,568
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Swatch Group                                            1,740                 469,778
-------------------------------------------------------------------------------------


UNITED KINGDOM (17.4%)
AUTO COMPONENTS (0.1%)
GKN                                                    27,434                 145,326
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
3i Group                                               17,754                 332,513
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (5.3%)
Barclays                                              310,870               2,934,431
HBOS                                                  138,850               1,934,696
Lloyds TSB Group                                       99,534                 869,243
Royal Bank of Scotland Group                          528,719               4,076,052
                                                                      ---------------
Total                                                                       9,814,422
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
Aggreko                                                 3,208                  34,297
Capita Group                                           27,336                 358,324
                                                                      ---------------
Total                                                                         392,621
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
AMEC                                                   30,667                 422,023
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
BT Group                                              182,916                 950,388
Cable & Wireless                                       36,113                 115,311
                                                                      ---------------
Total                                                                       1,065,699
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.2%)
British Energy Group                                   29,654                 308,372
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.3%)
J Sainsbury                                            59,933                 476,955
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.7%)
Unilever                                               36,506               1,203,348
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival                                                4,384                 190,826
Compass Group                                          58,293                 369,641
Ladbrokes                                              35,926                 215,006
Punch Taverns                                          14,851                 207,986
Whitbread                                               6,184                 168,059
                                                                      ---------------
Total                                                                       1,151,518
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
Barratt Developments                                   15,478                 130,770
Persimmon                                               9,716                 150,066
Taylor Wimpey                                         100,621                 363,808
                                                                      ---------------
Total                                                                         644,644
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Intl Power                                             36,513                 291,504
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Tomkins                                                53,554                 186,944
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
Aviva                                                  44,161                 554,006
Old Mutual                                            327,939                 818,113
                                                                      ---------------
Total                                                                       1,372,119
-------------------------------------------------------------------------------------


MACHINERY (--%)
Invensys                                                7,024(b)               31,851
-------------------------------------------------------------------------------------


MEDIA (0.4%)
Reed Elsevier                                          35,702                 431,224
Reuters Group                                          18,045                 217,910
                                                                      ---------------
Total                                                                         649,134
-------------------------------------------------------------------------------------


METALS & MINING (2.1%)
BHP Billiton                                           94,597               2,860,501
Rio Tinto                                              10,776               1,078,887
                                                                      ---------------
Total                                                                       3,939,388
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
United Utilities                                       31,912                 454,725
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.9%)
BG Group                                               25,028                 552,159
BP                                                    294,901               3,142,976
                                                                      ---------------
Total                                                                       3,695,135
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
FirstGroup                                             15,719                 208,403
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.4%)
DSG Intl                                              111,833                 170,141
Kingfisher                                            172,652                 504,451
                                                                      ---------------
Total                                                                         674,592
-------------------------------------------------------------------------------------


TOBACCO (0.3%)
Imperial Tobacco Group                                 11,456                 560,357
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Wolseley                                               16,081                 222,820
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.9%)
Vodafone Group                                        986,486               3,450,900
-------------------------------------------------------------------------------------


UNITED STATES (0.4%)
DIVERSIFIED FINANCIAL SERVICES
Vanguard Emerging Markets Index Fund                    7,800                 740,142
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $194,634,983)                                                     $178,929,314
-------------------------------------------------------------------------------------

PREFERRED STOCKS (0.1%)(c)

GERMANY
ELECTRIC
RWE                                                     1,189                $123,203
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $134,876)                                                             $123,203
-------------------------------------------------------------------------------------

MONEY MARKET FUND (--%)

RiverSource Short-Term Cash Fund                            1(d)                   $1
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1)                                                                         $1
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $194,769,860)(e)                                                  $179,052,518
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $194,770,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,193,000
Unrealized depreciation                                                      (18,910,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(15,717,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

     At Jan. 31, 2008, $140,308 was pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50, March 2008                                               14
Financial Times Stock Exchange 100 Index Futures, March 2008                       4
Nikkei 225, March 2008                                                             5


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008 5

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE INTERNATIONAL SELECT VALUE FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.0%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.5%)
COMMERCIAL BANKS (0.6%)
Natl Australia Bank                                     372,621           $11,763,992
-------------------------------------------------------------------------------------


INSURANCE (0.1%)
QBE Insurance Group                                      62,891             1,596,134
Suncorp-Metway                                           55,249               768,446
                                                                      ---------------
Total                                                                       2,364,580
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Zinifex                                               1,307,300            12,375,914
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (1.2%)
Macquarie Airports                                    4,097,874            14,445,422
Macquarie Infrastructure Group                        4,089,845            11,268,049
                                                                      ---------------
Total                                                                      25,713,471
-------------------------------------------------------------------------------------


BELGIUM (1.5%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                                1,373,832            30,726,358
Fortis Strip                                            549,532(b)              8,173
                                                                      ---------------
Total                                                                      30,734,531
-------------------------------------------------------------------------------------


BRAZIL (1.8%)
COMMERCIAL BANKS (0.3%)
UNIBANCO -- Uniao de Bancos Brasileiros GDR              52,900             6,919,320
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
Gerdau ADR                                              305,550             7,929,023
Usinas Siderurgicas de Minas Gerais Series A            237,300            11,148,775
                                                                      ---------------
Total                                                                      19,077,798
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.6%)
Petroleo Brasileiro                                     261,300            11,963,850
-------------------------------------------------------------------------------------


CANADA (3.2%)
COMMERCIAL BANKS (0.8%)
Bank of Nova Scotia                                          --                    14
Royal Bank of Canada                                    344,057            17,350,122
                                                                      ---------------
Total                                                                      17,350,136
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TELUS                                                   277,587            11,662,865
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (0.5%)
ING Canada                                              315,064            10,822,100
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
Teck Cominco Series B                                   427,600            13,955,325
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.6%)
EnCana                                                  183,400            12,086,067
-------------------------------------------------------------------------------------


CHILE (0.5%)
METALS & MINING
Antofagasta                                             813,100            10,679,987
-------------------------------------------------------------------------------------


CHINA (0.3%)
OIL, GAS & CONSUMABLE FUELS
China Petroleum & Chemical Series H                   6,084,000             6,385,693
-------------------------------------------------------------------------------------


FINLAND (1.4%)
COMMUNICATIONS EQUIPMENT (0.9%)
Nokia                                                   511,700            18,840,744
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.5%)
Stora Enso Series R                                     707,500             9,836,183
-------------------------------------------------------------------------------------


FRANCE (11.9%)
AIRLINES (0.3%)
Air France-KLM                                          211,400             5,897,215
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.9%)
Michelin Series B                                       185,100            17,862,326
-------------------------------------------------------------------------------------


AUTOMOBILES (2.0%)
Renault                                                 359,000            40,972,253
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (4.3%)
BNP Paribas                                             392,630            38,944,021
Credit Agricole                                         854,600            26,297,106
Societe Generale                                        210,000            26,376,841
                                                                      ---------------
Total                                                                      91,617,968
-------------------------------------------------------------------------------------


MEDIA (0.9%)
Lagardere                                               244,000            17,925,316
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.7%)
Total                                                   480,300            34,953,121
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.8%)
Sanofi-Aventis                                          460,626            37,560,600
-------------------------------------------------------------------------------------


GERMANY (16.9%)
AIRLINES (1.2%)
Deutsche Lufthansa                                    1,070,000            25,699,567
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.8%)
Deutsche Bank                                           337,900            38,202,410
-------------------------------------------------------------------------------------


CHEMICALS (2.8%)
BASF                                                    438,900            57,381,737
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Deutsche Telekom                                      1,447,900            29,699,585
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.7%)
E.ON                                                    303,700            56,214,250
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                                   297,300             4,141,537
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
TUI                                                     621,400(b)         13,502,966
-------------------------------------------------------------------------------------


INSURANCE (4.1%)
Allianz                                                 277,900            49,834,309
Munich Re Group                                         193,100            34,705,846
                                                                      ---------------
Total                                                                      84,540,155
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.0%)
RWE                                                     334,370            41,267,174
-------------------------------------------------------------------------------------


HONG KONG (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
China Netcom Group Corp Hong Kong                     2,953,000             9,073,074
-------------------------------------------------------------------------------------


INDIA (0.5%)
COMMERCIAL BANKS
State Bank of India GDR                                  96,500            10,915,939
-------------------------------------------------------------------------------------


ITALY (5.5%)
COMMERCIAL BANKS (1.5%)
Banco Popolare Scarl                                    209,500(b)          4,221,834
Intesa Sanpaolo                                       3,643,375            25,927,452
                                                                      ---------------
Total                                                                      30,149,286
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.6%)
Buzzi Unicem                                            526,281            12,452,255
-------------------------------------------------------------------------------------


INSURANCE (0.5%)
Fondiaria -- SAI                                        285,500            11,262,804
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ITALY (CONT.)


OIL, GAS & CONSUMABLE FUELS (2.9%)
Eni                                                   1,850,500           $59,827,227
-------------------------------------------------------------------------------------


JAPAN (24.0%)
AUTO COMPONENTS (0.4%)
Aisin Seiki                                             206,000             8,251,334
-------------------------------------------------------------------------------------


AUTOMOBILES (4.6%)
Honda Motor                                             756,600            23,395,792
Nissan Motor                                          3,237,600            30,237,562
Toyota Motor                                            796,000            43,094,263
                                                                      ---------------
Total                                                                      96,727,617
-------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Mitsubishi Chemical Holdings                          1,439,000            10,475,178
Mitsui Chemicals                                      1,685,000            11,275,404
                                                                      ---------------
Total                                                                      21,750,582
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.9%)
Mitsubishi UFJ Financial Group                        1,966,000            19,485,021
Sumitomo Mitsui Financial Group                           5,246            42,100,655
                                                                      ---------------
Total                                                                      61,585,676
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.4%)
Fujitsu                                               3,370,000            22,019,601
Toshiba                                               4,091,000            27,955,467
                                                                      ---------------
Total                                                                      49,975,068
-------------------------------------------------------------------------------------


CONSUMER FINANCE (1.2%)
ORIX                                                    147,000            25,383,815
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Nippon Telegraph & Telephone                              4,620            21,986,081
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.7%)
Kyushu Electric Power                                   377,000             9,534,728
Tokyo Electric Power                                    995,900            25,828,537
                                                                      ---------------
Total                                                                      35,363,265
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Alps Electric                                           567,100             6,518,947
Hitachi                                               1,009,000             7,559,321
                                                                      ---------------
Total                                                                      14,078,268
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.9%)
Sharp                                                 1,045,000            18,201,537
-------------------------------------------------------------------------------------


MARINE (1.5%)
Mitsui OSK Lines                                      2,129,000            26,134,564
Nippon Yusen Kabushiki Kaisha                           574,000             4,700,533
                                                                      ---------------
Total                                                                      30,835,097
-------------------------------------------------------------------------------------


METALS & MINING (2.0%)
JFE Holdings                                            734,600            34,267,281
Nippon Steel                                          1,128,000             6,856,754
                                                                      ---------------
Total                                                                      41,124,035
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (1.0%)
Canon                                                   473,800            20,084,882
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.7%)
Nippon Mining Holdings                                2,309,000            13,684,403
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Leopalace21                                             138,100             3,377,895
-------------------------------------------------------------------------------------


ROAD & RAIL (0.8%)
East Japan Railway                                        2,019            16,800,975
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
Mitsubishi                                              183,000             4,849,125
Mitsui & Co                                             582,000            11,855,852
                                                                      ---------------
Total                                                                      16,704,977
-------------------------------------------------------------------------------------


LUXEMBOURG (1.7%)
MEDIA (0.4%)
SES FDR                                                 317,200             7,729,751
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
ArcelorMittal                                           417,097            27,677,805
-------------------------------------------------------------------------------------


NETHERLANDS (5.5%)
DIVERSIFIED FINANCIAL SERVICES (2.0%)
ING Groep                                             1,280,624            41,722,410
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.2%)
Koninklijke Ahold                                     1,901,420(b)         24,915,972
-------------------------------------------------------------------------------------


MEDIA (0.5%)
Wolters Kluwer                                          356,700            10,223,949
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.8%)
Royal Dutch Shell Series A                            1,061,652(d)         37,968,677
-------------------------------------------------------------------------------------


NORWAY (0.6%)
OIL, GAS & CONSUMABLE FUELS
StatoilHydro                                            449,450            11,836,402
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.4%)
WIRELESS TELECOMMUNICATION SERVICES
Philippine Long Distance Telephone                       98,000             7,313,830
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.4%)
COMMERCIAL BANKS (0.1%)
Standard Bank Group                                     243,000             2,976,267
-------------------------------------------------------------------------------------


INSURANCE (0.3%)
Sanlam                                                2,371,000             6,257,104
-------------------------------------------------------------------------------------


SOUTH KOREA (1.8%)
AUTO COMPONENTS (0.2%)
Hyundai Mobis                                            52,200             4,337,168
-------------------------------------------------------------------------------------


CHEMICALS (0.3%)
Honam Petrochemical                                      66,000             6,243,684
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
Industrial Bank of Korea                                194,500             3,583,070
Kookmin Bank                                             53,900             3,549,086
Shinhan Financial Group                                  83,700             4,485,198
                                                                      ---------------
Total                                                                      11,617,354
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
POSCO                                                    11,800             6,428,727
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Samsung Electronics                                      15,500             8,306,905
-------------------------------------------------------------------------------------


SPAIN (1.4%)
OIL, GAS & CONSUMABLE FUELS
Repsol YPF                                              894,900            28,618,784
-------------------------------------------------------------------------------------


SWEDEN (0.3%)
HOUSEHOLD DURABLES
Electrolux Series B                                     341,500             5,372,361
-------------------------------------------------------------------------------------


SWITZERLAND (2.1%)
CAPITAL MARKETS (1.0%)
Credit Suisse Group                                     353,000            20,098,921
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Xstrata                                                 305,470            23,518,468
-------------------------------------------------------------------------------------


TAIWAN (1.3%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
AU Optronics                                          2,852,940             4,764,039
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Powerchip Semiconductor                               7,003,783             2,896,227
Siliconware Precision Inds                            4,247,636             6,636,683
Taiwan Semiconductor Mfg                              3,873,490             7,259,694
United Microelectronics                               8,815,379             4,756,697
                                                                      ---------------
Total                                                                      21,549,301
-------------------------------------------------------------------------------------


THAILAND (0.3%)
OIL, GAS & CONSUMABLE FUELS
PTT                                                     540,800             5,734,757
-------------------------------------------------------------------------------------


UNITED KINGDOM (12.2%)
AEROSPACE & DEFENSE (1.2%)
BAE Systems                                           2,605,500            24,271,372
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.7%)
Barclays                                              2,377,900            22,445,984
HBOS                                                  1,586,280            22,102,768
Royal Bank of Scotland Group                          3,925,292            30,261,243
                                                                      ---------------
Total                                                                      74,809,995
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Taylor Wimpey                                         1,998,708             7,226,579
-------------------------------------------------------------------------------------


INSURANCE (1.3%)
Aviva                                                 1,893,018            23,748,166
Royal & SunAlliance Insurance Group                   1,548,563             4,200,497
                                                                      ---------------
Total                                                                      27,948,663
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.7%)
Home Retail Group                                     2,384,700            13,515,755
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Kazakhmys                                               202,800             4,943,952
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.4%)
BP                                                      767,500             8,179,811
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.9%)
AstraZeneca                                             236,100             9,915,200
GlaxoSmithKline                                       1,223,800            29,003,913
                                                                      ---------------
Total                                                                      38,919,113
-------------------------------------------------------------------------------------


TOBACCO (0.7%)
British American Tobacco                                401,200            14,371,673
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)


WIRELESS TELECOMMUNICATION SERVICES (1.8%)
Vodafone Group                                       10,806,450           $37,802,848
-------------------------------------------------------------------------------------


UNITED STATES (0.6%)
METALS & MINING
Gerdau Ameristeel                                     1,051,200            13,030,108
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,766,813,814)                                                 $2,049,799,333
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.5%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     30,972,976(f)        $30,972,976
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $30,972,976)                                                       $30,972,976
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,797,786,790)(g)                                              $2,080,772,309
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. The Fund's cash equivalent position is 0.5% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $1,797,787,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $378,857,000
Unrealized depreciation                                                     (95,872,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                $282,985,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE INTERNATIONAL SMALL CAP FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (91.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (3.9%)
CONSTRUCTION & ENGINEERING (0.7%)
Ausenco                                                 17,000               $176,443
Boart Longyear Group                                    63,100(b)             112,907
Macmahon Holdings                                      187,200                231,749
United Group                                            14,850                203,842
                                                                      ---------------
Total                                                                         724,941
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Pacific Brands                                          83,700                215,260
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
IBT Education                                            7,148                 13,166
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Challenger Financial Services Group                     66,500                213,779
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Goodman Fielder                                         72,300                111,004
Tassal Group                                            36,525                127,764
                                                                      ---------------
Total                                                                         238,768
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.4%)
Healthscope                                             28,150                134,144
Ramsay Health Care                                      23,800                239,859
                                                                      ---------------
Total                                                                         374,003
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Bradken                                                 34,350                197,563
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
Anvil Mining                                             9,400(b)             128,122
Jubilee Mines                                           16,750                342,780
Mount Gibson Iron                                       75,904(b)             183,453
Pan Australian Resources                               217,500(b)             175,402
Sally Malay Mining                                     116,300                416,131
                                                                      ---------------
Total                                                                       1,245,888
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.3%)
David Jones                                             89,600                370,357
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.3%)
Australian Worldwide Exploration                       108,200(b)             335,419
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Australand Property Group                              117,200                200,402
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
AUSTRIA (0.5%)
MACHINERY
Andritz                                                 10,293                513,717
-------------------------------------------------------------------------------------


BELGIUM (0.8%)
COMMUNICATIONS EQUIPMENT (0.6%)
EVS Broadcast Equipment                                  6,728                698,334
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Telenet Group Holding                                    6,500(b)             181,880
-------------------------------------------------------------------------------------


BRAZIL (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Brasil Telecom                                          27,700                278,420
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
Localiza Rent A Car                                     33,000                301,623
-------------------------------------------------------------------------------------


CANADA (4.2%)
AIRLINES (0.3%)
WestJet Airlines                                        15,900(b)             292,070
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Linamar                                                  5,800                 95,512
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
GMP Capital Trust Unit                                  12,300                236,962
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Neo Material Technologies                               54,300(b)             217,870
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Sierra Wireless                                         15,500(b)             229,167
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
Energy Savings Income Fund Unit                         19,600                295,639
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.2%)
CML Healthcare Income Fund Unit                         14,600                238,391
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
Northbridge Financial                                    6,700                234,740
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
Frontera Copper                                         22,900(b)             119,926
Katanga Mining                                          15,300(b)             223,925
Major Drilling Group Intl                                7,500(b)             409,573
Thompson Creek Metals                                    9,500(b)             154,550
                                                                      ---------------
Total                                                                         907,974
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.4%)
Oilexco                                                 33,600(b)             428,866
Pacific Rubiales Energy                                244,150(b)             316,005
Pan Orient Energy                                       25,800(b)             305,932
Pembina Pipeline Income Fund Unit                       21,900                377,210
                                                                      ---------------
Total                                                                       1,428,013
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Rothmans                                                 5,700                137,563
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Superior Plus Income Fund Unit                          10,000                110,215
-------------------------------------------------------------------------------------


CHINA (3.3%)
CHEMICALS (0.3%)
China BlueChemical Series H                            486,000                270,271
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Huaxin Cement Series B                                  61,300                169,713
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
BYD Series H                                            55,500                307,229
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
China Huiyuan Juice Group                              130,500(b)              91,669
Synear Food Holdings                                   156,000                128,743
                                                                      ---------------
Total                                                                         220,412
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.3%)
AsiaInfo Holdings                                       32,400(b)             283,824
-------------------------------------------------------------------------------------


MACHINERY (0.4%)
Guangzhou Shipyard Intl Series H                        50,000(b)             174,929
Shanghai Zhenhua Port Machinery Series B               157,000                331,426
                                                                      ---------------
Total                                                                         506,355
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHINA (CONT.)


MARINE (0.3%)
China Shipping Development Series H                    118,000               $304,426
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Angang Steel Series H                                  224,480                401,395
Chongqing Iron & Steel Series H                        352,000                122,809
FerroChina                                             129,000                101,595
                                                                      ---------------
Total                                                                         625,799
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
New World Department Store China                       209,000(b)             263,096
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Beijing North Star Series H                            210,000                 96,105
Guangzhou R&F Properties Series H                       74,400                196,938
                                                                      ---------------
Total                                                                         293,043
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
ANTA Sports Products                                   100,000(b)             113,987
China Hongxing Sports                                  400,000                179,091
                                                                      ---------------
Total                                                                         293,078
-------------------------------------------------------------------------------------


DENMARK (2.4%)
BIOTECHNOLOGY (0.6%)
Genmab                                                   5,089(b)             307,708
NeuroSearch                                              5,597(b)             307,907
                                                                      ---------------
Total                                                                         615,615
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.8%)
FLSmidth & Co                                           11,193              1,000,139
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
East Asiatic                                             3,825                276,923
-------------------------------------------------------------------------------------


MACHINERY (0.4%)
NKT Holding                                              5,017                380,584
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.3%)
H Lundbeck                                              13,200                321,327
-------------------------------------------------------------------------------------


FINLAND (2.5%)
AUTO COMPONENTS (0.6%)
Nokian Renkaat                                          18,773                639,846
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.6%)
Jaakko Poyry Group                                      13,437                297,828
Lassila & Tikanoja                                      12,443                372,876
                                                                      ---------------
Total                                                                         670,704
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.3%)
Oriola Series A                                         19,481                 84,349
Oriola Series B                                         59,856                263,431
                                                                      ---------------
Total                                                                         347,780
-------------------------------------------------------------------------------------


MACHINERY (0.6%)
KCI Konecranes                                          19,268                589,978
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Ramirent                                                25,478                397,759
-------------------------------------------------------------------------------------


FRANCE (3.5%)
BEVERAGES (0.3%)
Laurent-Perrier Group                                    2,262                359,834
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Neuf Cegetel                                             6,800                353,637
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Ingenico                                                16,998                469,021
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Bonduelle                                                1,900                228,884
-------------------------------------------------------------------------------------


GAS UTILITIES (0.5%)
Rubis                                                    5,368                464,764
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Guerbet                                                  2,118                326,827
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
SEB                                                      2,000                326,789
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Eramet                                                     400                207,945
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.4%)
Sechilienne-Sidec                                        7,185                438,208
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.4%)
Virbac                                                   4,730                404,970
-------------------------------------------------------------------------------------


SOFTWARE (0.1%)
Ubisoft Entertainment                                    1,500(b)             136,322
-------------------------------------------------------------------------------------


GERMANY (8.3%)
AUTO COMPONENTS (1.2%)
ElringKlinger                                            9,621                987,637
LEONI                                                    7,600                318,016
                                                                      ---------------
Total                                                                       1,305,653
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
Biotest                                                  4,750                203,508
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Fuchs Petrolub                                           7,634                584,276
Symrise                                                 27,780(b)             693,374
                                                                      ---------------
Total                                                                       1,277,650
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
Wirecard                                                31,360(b)             497,773
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                                           8,429                659,121
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
BAUER                                                   10,185                615,047
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
ARQUES Inds                                              6,050                136,734
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
aleo solar                                               7,850(b)             168,515
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
EPCOS                                                   12,100                168,559
Roth & Rau                                                 550(b)             143,696
                                                                      ---------------
Total                                                                         312,255
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care & Co                              5,250                270,565
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Rational                                                 2,005                371,639
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
AMB Generali Holding                                     1,756                250,771
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Gerresheimer                                             4,950(b)             249,485
-------------------------------------------------------------------------------------


MACHINERY (1.0%)
Duerr                                                    6,400(b)             195,719
GESCO                                                    1,048                 65,854
Gildemeister                                             6,000                125,860
Jungheinrich                                             5,050                159,567
KSB                                                        114                 54,048
Vossloh                                                  3,737                459,546
                                                                      ---------------
Total                                                                       1,060,594
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.3%)
STADA Arzneimittel                                       4,400                276,898
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Fielmann                                                15,833                891,978
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
GERRY WEBER Intl                                         9,450                281,965
-------------------------------------------------------------------------------------


GREECE (2.5%)
COMMERCIAL BANKS (0.2%)
Agricultural Bank of Greece                             34,730                188,872
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.3%)
Hellenic Exchanges Holding                              38,254              1,291,413
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
Fourlis Holdings                                        13,635                465,674
-------------------------------------------------------------------------------------


MACHINERY (0.4%)
Frigoglass                                              14,136                453,433
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Sidenor Steel Products Mfg                              17,840                248,394
-------------------------------------------------------------------------------------


HONG KONG (2.2%)
AUTO COMPONENTS (0.2%)
Xinyi Glass Holdings                                   254,000                205,681
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
Dah Sing Banking Group                                  63,600                127,592
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
AAC Acoustic Technologies Holdings                     200,000(b)             186,985
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Huabao Intl Holdings                                   115,000                104,972
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Chaoda Modern Agriculture                              168,075                171,031
-------------------------------------------------------------------------------------


MARINE (0.4%)
Jinhui Shipping & Transportation                        12,000(b)             114,919
Pacific Basin Shipping                                 210,000                294,949
                                                                      ---------------
Total                                                                         409,868
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HONG KONG (CONT.)


OIL, GAS & CONSUMABLE FUELS (0.1%)
CNPC Hong Kong                                         180,000                $85,259
-------------------------------------------------------------------------------------


PHARMACEUTICALS (--%)
Far East Pharmaceutical Technology                   1,181,200(b,e,f)              --
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
China Overseas Land & Investment                       204,625                350,721
Far East Consortium Intl                               475,000                235,270
Guangzhou Investment                                   284,000                 57,473
HKR Intl                                               146,400                106,800
                                                                      ---------------
Total                                                                         750,264
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
I.T                                                    526,000                168,103
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
China Ting Group Holdings                              524,000                102,807
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
Apac Resources                                         460,000(b)              50,359
-------------------------------------------------------------------------------------


INDONESIA (0.5%)
FOOD PRODUCTS (0.1%)
Indofood Sukses Makmur                                 502,000                153,563
-------------------------------------------------------------------------------------


MACHINERY (0.1%)
United Tractors                                         98,000                144,273
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Ciputra Development                                  2,893,500(b)             230,701
-------------------------------------------------------------------------------------


IRELAND (0.7%)
BUILDING PRODUCTS (0.2%)
Kingspan Group                                          16,493                229,121
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Greencore Group                                         46,500                274,547
-------------------------------------------------------------------------------------


SOFTWARE (0.2%)
Norkom Group                                            89,670(b)             202,525
-------------------------------------------------------------------------------------


ISRAEL (0.8%)
CHEMICALS (0.4%)
Makhteshim-Agan Inds                                    52,422(b)             415,272
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Bezeq Israeli Telecommunication                        235,000                435,126
-------------------------------------------------------------------------------------


ITALY (1.4%)
AUTO COMPONENTS (0.3%)
Brembo                                                  31,100                426,545
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Digital Multimedia Technologies                          4,828(b)             167,904
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Trevi Finanziaria                                       19,200                306,004
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.1%)
Prysmian                                                 6,900(b)             138,590
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.1%)
Indesit                                                  7,400                104,707
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.2%)
Recordati                                               27,200                232,899
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
IT Holding                                             155,995(b)             161,082
-------------------------------------------------------------------------------------


JAPAN (23.6%)
AIR FREIGHT & LOGISTICS (0.3%)
Kintetsu World Express                                   8,400                243,228
Vantec Group Holdings                                       31(b)              44,307
                                                                      ---------------
Total                                                                         287,535
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.5%)
Eagle Industry                                          44,000                398,318
Exedy                                                   20,600                629,060
Koito Mfg                                               17,000                246,255
Musashi Seimitsu Industry                                9,500                207,025
NHK Spring                                              30,000                255,625
Nissin Kogyo                                            16,700                277,450
Sanden                                                  40,000                208,683
TBK                                                     35,000                158,108
Teikoku Piston Ring                                     19,500                166,993
Yokohama Rubber                                         30,000                169,484
                                                                      ---------------
Total                                                                       2,717,001
-------------------------------------------------------------------------------------


BEVERAGES (0.2%)
Coca-Cola West Holdings                                  9,100                194,264
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
Okasan Holdings                                         31,000                178,246
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Chugoku Marine Paints                                   31,000                248,515
Denki Kagaku Kogyo Kabushiki Kaisha                    102,000                416,063
Fujimi                                                   8,200                107,698
Lintec                                                  12,000                183,528
MEC                                                      5,200                 56,636
Nifco                                                   14,400                322,462
Nippon Synthetic Chemical Industry                      70,000                322,236
Taiyo Ink Mfg                                            7,100                166,772
                                                                      ---------------
Total                                                                       1,823,910
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.7%)
77 Bank                                                 65,000                405,138
Suruga Bank                                             14,000                167,193
Yamaguchi Financial Group                                9,000                121,511
                                                                      ---------------
Total                                                                         693,842
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.0%)
Daiseki                                                  2,900                 83,761
en-japan                                                    40                 75,450
Intelligence                                                55                 79,445
Moshi Moshi Hotline                                     16,600                456,427
Nissha Printing                                          3,700                124,505
SATO                                                     8,300                126,080
Secom Techno Service                                     4,000                120,231
Takeei                                                   1,000                 31,528
                                                                      ---------------
Total                                                                       1,097,427
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.3%)
MCJ                                                        124(b)              58,756
Roland                                                   3,200                107,491
Wacom                                                       77                147,975
                                                                      ---------------
Total                                                                         314,222
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
NEC Networks & System Integration                       52,200                722,963
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.2%)
FP                                                       6,300                195,169
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Mitsubishi UFJ Lease & Finance                           4,720                178,013
Osaka Securities Exchange                                   24                131,354
                                                                      ---------------
Total                                                                         309,367
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
Okinawa Electric Power                                   1,870                 86,067
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
Hitachi Cable                                           78,000                407,961
NPC                                                      1,900                 66,903
Toyo Tanso                                               4,400                330,609
                                                                      ---------------
Total                                                                         805,473
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Arisawa Mfg                                             18,400                156,103
IRISO Electronics                                        4,100                 97,010
Japan Aviation Electronics Industry                     16,000                197,148
Kaga Electronics                                         6,100                 77,864
Nihon Dempa Kogyo                                        7,300                252,807
SIIX                                                    14,000                121,098
SMK                                                     17,000                105,930
Star Micronics                                          18,000                298,333
Taiyo Yuden                                             12,000                141,923
Tamura                                                  39,000                154,455
Yaskawa Electric                                        33,000                352,932
                                                                      ---------------
Total                                                                       1,955,603
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.8%)
Modec                                                    9,000                247,474
Shinko Plantech                                         47,000                558,313
                                                                      ---------------
Total                                                                         805,787
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.5%)
Matsumotokiyoshi Holdings                                3,800(b)              91,650
Ministop                                                10,100                194,197
Sugi Pharmacy                                            3,800                104,352
Valor                                                   18,000                176,953
                                                                      ---------------
Total                                                                         567,152
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
Unicharm PetCare                                         2,800                149,018
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
MANI                                                     2,100                128,747
Miraca Holdings                                         16,200                407,085
NIPRO                                                   11,000                220,717
Sysmex                                                   8,300                346,333
                                                                      ---------------
Total                                                                       1,102,882
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


HEALTH CARE PROVIDERS & SERVICES (0.4%)
Toho Pharmaceutical                                     20,700               $443,796
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.1%)
So-Net M3                                                   29(b)             118,401
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.0%)
H.I.S.                                                  13,400                236,139
Kyoritsu Maintenance                                    10,980                207,822
Resort Solution                                          7,000                 22,282
Resorttrust                                             15,700                266,267
Round One                                                   87                142,252
St. Marc Holdings                                        4,700                146,619
                                                                      ---------------
Total                                                                       1,021,381
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
DeNA                                                        33                201,724
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.2%)
Kakaku.com                                                  48                220,510
-------------------------------------------------------------------------------------


IT SERVICES (1.1%)
Digital Garage                                              89(b)             155,174
Hitachi Information Systems                              8,500                182,172
Hitachi Systems & Services                               9,500                193,669
INTEC Holdings                                          13,200                180,396
Obic                                                       760                143,803
Otsuka                                                   4,500                352,036
                                                                      ---------------
Total                                                                       1,207,250
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
EPS                                                         64                221,835
-------------------------------------------------------------------------------------


MACHINERY (2.9%)
Amano                                                   10,400                118,113
Daifuku                                                 14,000                191,380
Fuji Machine Mfg                                        22,100                432,635
Glory                                                    3,300                 68,195
Harmonic Drive Systems                                      24                 83,638
Hino Motors                                             76,000                527,866
Hosokawa Micron                                          8,000                 54,834
Japan Steel Works                                       27,000                401,614
Kito                                                        38                 60,904
KITZ                                                    12,000                 57,496
Nabtesco                                                29,000                355,865
O-M                                                     25,000                182,349
Sasebo Heavy Inds                                       41,000                177,666
Toshiba Machine                                         20,000                149,929
Tsubakimoto Chain                                       27,000                153,717
Union Tool                                               5,400                207,324
                                                                      ---------------
Total                                                                       3,223,525
-------------------------------------------------------------------------------------


MARINE (0.1%)
Daiichi Chuo Kisen Kaisha                               17,000                 95,878
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Daiichikosho                                            16,000                153,885
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
Don Quijote                                             22,900                404,536
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.1%)
Hisamitsu Pharmaceutical                                 8,500                286,474
Kyorin                                                  17,000                231,895
Mitsubishi Tanabe Seiyaku                               24,000                289,987
Rohto Pharmaceutical                                    14,000                169,989
Tsumura & Co                                             9,500                203,869
                                                                      ---------------
Total                                                                       1,182,214
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Ardepro                                                    438                 72,568
Creed                                                      132                199,149
Kenedix                                                    234                275,873
Land Business                                               14                  8,138
Tosei                                                      359                245,471
                                                                      ---------------
Total                                                                         801,199
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
Sankyu                                                  41,000                210,519
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Disco                                                    3,700                162,490
Miraial                                                  2,700                 66,422
Sumco Techxiv                                            1,000                 25,114
                                                                      ---------------
Total                                                                         254,026
-------------------------------------------------------------------------------------


SOFTWARE (0.3%)
Imagineer                                                5,200                 53,049
Works Applications                                         219                270,630
                                                                      ---------------
Total                                                                         323,679
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.7%)
Nishimatsuya Chain                                      16,700                161,488
Telepark                                                    81                 86,932
USS                                                      4,770                279,116
XEBIO                                                    8,300                189,539
                                                                      ---------------
Total                                                                         717,075
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Kuroda Electric                                         35,100                432,470
-------------------------------------------------------------------------------------


MALAYSIA (1.0%)
CONSTRUCTION & ENGINEERING (0.4%)
Gamuda                                                 126,500                201,944
Muhibbah Engineering                                   247,750                257,083
                                                                      ---------------
Total                                                                         459,027
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
Sarawak Energy                                         120,800                 80,718
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
DiGi.Com                                                68,100                512,358
-------------------------------------------------------------------------------------


MEXICO (1.4%)
FOOD & STAPLES RETAILING (0.4%)
Controladora Comercial Mexicana Unit                   165,000                411,289
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Desarrolladora Homex                                    58,000(b)             534,963
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.5%)
Mexichem                                               114,000                553,270
-------------------------------------------------------------------------------------


NETHERLANDS (1.9%)
CONSTRUCTION & ENGINEERING (0.6%)
Grontmij                                                 4,600                138,285
Imtech                                                  24,623                505,967
                                                                      ---------------
Total                                                                         644,252
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Draka Holding                                           17,023                456,278
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
SMARTRAC                                                 6,117(b)             298,105
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
ASM Intl                                                16,100                308,340
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Ten Cate                                                 2,700                 76,822
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.2%)
Smit Intl                                                2,300                191,984
-------------------------------------------------------------------------------------


NEW ZEALAND (0.2%)
AIRLINES
Air New Zealand                                        136,600                196,667
-------------------------------------------------------------------------------------


NORWAY (1.0%)
ENERGY EQUIPMENT & SERVICES (0.8%)
Petroleum Geo-Services                                   7,644                165,325
Sevan Marine                                            51,848(b)             589,095
                                                                      ---------------
Total                                                                         754,420
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Ementor                                                 38,000(b)             263,578
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.5%)
BEVERAGES (0.3%)
Pepsi-Cola Products Philippines                      3,123,000(b)             270,557
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Globe Telecom                                            5,500                214,166
-------------------------------------------------------------------------------------


PORTUGAL (0.1%)
FOOD & STAPLES RETAILING (--%)
Jeronimo Martins                                           955                  7,836
-------------------------------------------------------------------------------------


MULTI-UTILITIES
Redes Energeticas Nacionais                             18,000(b)              87,059
-------------------------------------------------------------------------------------


SINGAPORE (1.0%)
CONSTRUCTION & ENGINEERING (0.5%)
Rotary Engineering                                     458,000                280,191
Yongnam Holdings                                       700,000(b)             104,669
                                                                      ---------------
Total                                                                         384,860
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.2%)
CH Offshore                                            686,000                265,902
-------------------------------------------------------------------------------------


MARINE (0.2%)
COSCO (Singapore)                                       64,000                206,439
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Ho Bee Investment                                       59,000                 49,239
Keppel Land                                             24,000                106,374
                                                                      ---------------
Total                                                                         155,613
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SOUTH AFRICA (1.2%)
CAPITAL MARKETS (0.2%)
Investec                                                26,800               $230,786
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Aveng                                                   36,300                256,191
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.5%)
Murray & Roberts Holdings                               35,084                407,588
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
Exxaro Resources                                        24,200                369,744
-------------------------------------------------------------------------------------


SOUTH KOREA (3.1%)
BEVERAGES (0.1%)
Jinro Distillers                                         9,383                118,940
-------------------------------------------------------------------------------------


CHEMICALS (0.5%)
Hyosung                                                  3,350                191,567
Sodiff Advanced Materials                                2,208                124,854
SSCP                                                     7,050(b)             200,596
                                                                      ---------------
Total                                                                         517,017
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
GS Engineering & Construction                            2,700                328,811
Keangnam Enterprises                                     5,140                168,158
Kolon Engineering & Construction                        10,440                128,004
Taeyoung Engineering & Construction                     13,800                139,834
                                                                      ---------------
Total                                                                         764,807
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
KH Vatec                                                11,000(b)              97,966
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
Dongbu Insurance                                         6,290                255,219
Hyundai Marine & Fire Insurance                         12,000                266,778
LIG Non-Life Insurance                                  10,590                225,298
Meritz Fire & Marine Insurance                          17,000                172,333
                                                                      ---------------
Total                                                                         919,628
-------------------------------------------------------------------------------------


MACHINERY (0.4%)
Doosan Infracore                                         7,500                173,086
JVM                                                      3,675                226,550
                                                                      ---------------
Total                                                                         399,636
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Hyundai                                                  5,810                 72,819
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.2%)
GS Holdings                                              5,130                220,839
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Synopex                                                  9,315                 79,329
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.1%)
Choongwae Pharma                                         1,751                 59,000
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
FROM30                                                  13,120                101,383
-------------------------------------------------------------------------------------


SPAIN (1.0%)
ELECTRIC UTILITIES (0.2%)
Red Electrica de Espana                                  3,600                207,978
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Solaria Energia y Medio Ambiente                         7,700(b)             189,446
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
TUBACEX                                                 72,886                627,308
-------------------------------------------------------------------------------------


SWEDEN (1.8%)
BUILDING PRODUCTS (0.4%)
Lindab Intl                                             20,691                420,292
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.8%)
Intrum Justitia                                         51,503                824,800
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.2%)
RaySearch Laboratories                                   9,290(b)             201,017
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (--%)
Betsson                                                  1,800                 20,440
-------------------------------------------------------------------------------------


SOFTWARE (0.2%)
Orc Software                                            10,400                215,886
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
RNB Retail and Brands                                   39,963                205,770
-------------------------------------------------------------------------------------


SWITZERLAND (2.0%)
BIOTECHNOLOGY (0.5%)
Basilea Pharmaceutica                                    3,162(b)             528,494
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
Compagnie Financiere Tradition                           1,966                349,058
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.2%)
Galenica                                                   750                255,938
-------------------------------------------------------------------------------------


INSURANCE (0.7%)
Helvetia Holding                                           850                307,305
Swiss Life Holding                                       1,650(b)             400,709
                                                                      ---------------
Total                                                                         708,014
-------------------------------------------------------------------------------------


MACHINERY (0.1%)
Meyer Burger Technology                                    300(b)              84,741
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.2%)
Addax Petroleum                                          5,700                229,441
-------------------------------------------------------------------------------------


TAIWAN (1.4%)
CHEMICALS (0.2%)
TSRC                                                   224,000                254,954
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.1%)
D-Link                                                  87,067                123,839
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.2%)
Chicony Electronics                                    121,000                165,427
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Asia Cement                                            118,000                170,132
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.1%)
Merry Electronics                                       52,767                121,463
-------------------------------------------------------------------------------------


MARINE (0.5%)
First Steamship                                        145,000(b)             233,021
U-Ming Marine Transport                                112,000                263,334
                                                                      ---------------
Total                                                                         496,355
-------------------------------------------------------------------------------------


METALS & MINING (0.1%)
Sheng Yu Steel                                         158,000                138,243
-------------------------------------------------------------------------------------


THAILAND (0.4%)
MARINE
Thoresen Thai Agencies Public                          326,801                415,486
-------------------------------------------------------------------------------------


TURKEY (1.0%)
COMMERCIAL BANKS (0.5%)
Asya Katilim Bankasi                                    35,000(b)             300,066
Yapi ve Kredi Bankasi                                  120,253(b)             325,282
                                                                      ---------------
Total                                                                         625,348
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.5%)
Tupras Turkiye Petrol Rafinerileri                      19,000                489,363
-------------------------------------------------------------------------------------


UNITED KINGDOM (10.6%)
AEROSPACE & DEFENSE (1.2%)
Chemring Group                                          16,010                689,556
VT Group                                                51,950                670,714
                                                                      ---------------
Total                                                                       1,360,270
-------------------------------------------------------------------------------------


BEVERAGES (0.2%)
Britvic                                                 28,100                173,423
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
Henderson Group                                        102,320                214,815
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.1%)
Babcock Intl Group                                      24,300                270,609
PayPoint                                                22,382                256,238
Robert Walters                                           3,200                  7,174
RPS Group                                               84,137                434,534
Spice                                                   23,400                211,412
                                                                      ---------------
Total                                                                       1,179,967
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Spirent Communications                                 196,800(b)             215,164
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Galliford Try                                           68,000                102,792
Keller Group                                            14,200                151,794
Severfield-Rowen                                        14,000                 70,691
                                                                      ---------------
Total                                                                         325,277
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.2%)
DS Smith                                                68,600                216,549
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.9%)
IG Group Holdings                                      132,963                967,637
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
Chloride Group                                         137,620                464,097
PV Crystalox Solar                                      89,300(b)             244,365
                                                                      ---------------
Total                                                                         708,462
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Rotork                                                  26,500                433,058
Spectris                                                12,500                171,801
                                                                      ---------------
Total                                                                         604,859
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (--%)
Petrofac                                                 5,100                 52,456
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)


FOOD PRODUCTS (0.3%)
Cranswick                                                6,721               $102,775
Northern Foods                                         119,700                235,685
                                                                      ---------------
Total                                                                         338,460
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.3%)
Southern Cross Healthcare                               48,593                342,631
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Luminar Group Holdings                                  14,090                 97,980
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.9%)
Cookson Group                                           84,752                941,027
-------------------------------------------------------------------------------------


INSURANCE (0.5%)
Beazley Group                                          166,800                563,091
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Vitec Group                                             17,800                161,049
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
Senior                                                 151,500                285,556
Tanfield Group                                         210,418(b)             406,506
                                                                      ---------------
Total                                                                         692,062
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.7%)
Afren                                                  118,600(b)             240,748
Dana Petroleum                                           8,400(b)             222,932
JKX Oil & Gas                                           29,500                233,174
                                                                      ---------------
Total                                                                         696,854
-------------------------------------------------------------------------------------


SOFTWARE (0.1%)
Micro Focus Intl                                        36,000                159,474
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
GAME Group                                              55,600                221,546
Halfords Group                                          21,800                125,776
                                                                      ---------------
Total                                                                         347,322
-------------------------------------------------------------------------------------


WATER UTILITIES (0.9%)
Northumbrian Water Group                               140,779                993,297
-------------------------------------------------------------------------------------


UNITED STATES (0.2%)
METALS & MINING
Gerdau Ameristeel                                       18,700                231,795
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $98,294,486)                                                       $97,329,616
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (0.7%)(c)
ISSUER                                                 SHARES                VALUE(a)
GERMANY (0.7%)
Fresenius                                                3,300               $259,811
Hugo Boss                                                8,944                482,745
-------------------------------------------------------------------------------------


HONG KONG (--%)
China Overseas Land & Investment Warrants               17,052(b,e)             5,227
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $609,960)                                                             $747,783
-------------------------------------------------------------------------------------



MONEY MARKET FUND (7.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     8,412,730(d)          $8,412,730
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,412,730)                                                         $8,412,730
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $107,317,176)(g)                                                  $106,490,129
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
------------------------------------------------------------------------
China Overseas Land & Investment
Warrants                                    08-14-07                 $--
Far East Pharmaceutical Technology   03-10-04 thru 06-08-04      163,792


(f)  Negligible market value.

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $107,317,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $11,308,000
Unrealized depreciation                                                     (12,135,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                   $(827,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource International Managers Series, Inc.





By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     March 27, 2008





By       /s/ Jeffrey P. Fox
         ------------------
         Jeffrey P. Fox
         Treasurer and Principal Financial Officer

Date     March 27, 2008